Document and Entity Information Document	Sep. 04, 2020	Aug. 25, 2020
Cover [Abstract]
Document Type		8-K
Document Period End Date	Sep. 04, 2020
Entity Registrant Name		BEIGENE, LTD.
Entity Central Index Key		0001651308
Amendment Flag		false
Entity Incorporation, State or Country Code		E9
Entity File Number		001-37686
Entity Tax Identification Number		98-1209416
Entity Address, Address Line One		c/o Mourant Governance Services (Cayman) Limited
Entity Address, Address Line Two		4 Solaris Avenue, Camana Bay
Entity Address, City or Town		Grand Cayman
Entity Address, Postal Zip Code		KY1-1108
City Area Code		(345)
Entity Address, Country		KY
Local Phone Number		949-4123
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		American Depositary Shares, each representing 13 Ordinary Shares, par value $0.0001 per share
Trading Symbol		BGNE
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false
Entity Information [Line Items]
Entity Registrant Name		BEIGENE, LTD.
Document Period End Date	Sep. 04, 2020
Entity Address, Address Line One		c/o Mourant Governance Services (Cayman) Limited
Entity Address, Address Line Two		4 Solaris Avenue, Camana Bay
Entity Address, City or Town		Grand Cayman
Entity Address, Postal Zip Code		KY1-1108
Entity Address, Country		KY
City Area Code		(345)
Local Phone Number		949-4123
Pre-commencement Issuer Tender Offer		false
Entity Addresses [Line Items]
Entity Address, City or Town		Grand Cayman
Entity Address, Address Line Three